Other Current Liabilities - Summary of Current Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other current liabilities [Abstract]
Financing fund	€ 63,320	€ 23,519
Payroll and employee benefits payables	20,750	23,443
Accrued expenses	18,544	22,292
Tax payables	10,285	9,561
Due to related companies	7,115	3,064
Customer advances	6,307	8,535
Warrant liabilities	4,041	9,002
Rental payable	238	1,063
Other	4,027	6,002
Total other current liabilities	€ 134,627	€ 106,481